Prepaid expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Prepaid expenses
Leases paid in advance	$ 24,312	$ 24,996
Prepaid insurance	10,210	13,760
Deferred costs of works for taxes	3,775	1,839
Other prepaid expenses	23	141
Prepaid expenses	38,320	40,736
Classification by maturity:
Current portion	17,944	19,474
Non-current portion	20,376	21,262
Prepaid expenses	$ 38,320	$ 40,736